Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Net book value at beginning of period	$35,156,450	$35,870,781
GECAS Transaction	23,108,835	—
Additions	2,368,677	2,108,539
Depreciation	(1,712,991)	(1,620,185)
Disposals and transfers to held for sale	(955,028)	(169,503)
Transfers to investment in finance leases, net	(12,478)	(46,623)
Impairment (Note 25)	(128,409)	(986,559)
Net book value at end of period	$57,825,056	$35,156,450

Accumulated depreciation and impairment as of December 31, 2021 and 2020, respectively:	$(11,201,741)	$(9,825,647)